SCHEDULE OF BANK LOANS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 4,022	$ 8,794	$ 3,128
Secured Floating Rate Bank Loans [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 3,927	$ 8,676
Singapore Interbank Offered Rate SIBOR [Member] | Secured Floating Rate Bank Loans [Member] | Singapore, Dollars
Debt Instrument [Line Items]
Debt instrument maturity date	2024 - 2029	2015 - 2029
Debt instrument interest rate	SIBOR+1.25% to +1.5%	SIBOR+1.25% to +1.5%
Long-Term Debt, Gross	$ 3,927	$ 8,676
London Interbanks Offered Rate LIBOR [Member] | Secured Floating Rate Bank Loans [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Debt instrument maturity date	2023 - 2029	2023 - 2029
Debt instrument interest rate	London Inter Bank Offer Rate +1.25%	London Inter Bank Offer Rate +1.25%
Long-Term Debt, Gross	$ 95	$ 118